Cost of sales (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost Of Sales [Roll Forward]
Beginning balance of goods and finished products, note 8(a)	S/ 27,386	S/ 21,427	S/ 22,929
Beginning balance of work in progress, note 8(a)	105,882	107,882	88,349
Consumption of miscellaneous supplies	265,576	232,840	246,033
Maintenance and third-party services	181,128	167,735	172,781
Depreciation and amortization	117,273	109,262	94,726
Shipping costs	107,221	103,928	95,031
Personnel expenses, note 22(b)	84,190	76,523	90,139
Costs of packaging	38,483	32,011	35,924
Other manufacturing expenses	19,871	14,616	19,927
Ending balance of goods and finished products, note 8(a)	(16,832)	(27,386)	(21,427)
Ending balance of work in progress, note 8(a)	(133,972)	(105,882)	(107,882)
Total cost of sales	S/ 796,206	S/ 732,956	S/ 736,530